Other liabilities - Summary of Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current other liabilities
Others	₨ 174	$ 2	₨ 3
Current other liabilities
Advance received against sale of assets			₨ 64